Note J - Deferred Revenue (Details) - Components of Deferred Revenue (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Portion
Deferred Revenue, Current	$ 302,015	$ 508,520	$ 527,092
Long-Term Portion
Maintenance contracts			1,000
Total		508,520	528,092
Maintenance Contracts [Member]
Current Portion
Deferred Revenue, Current		496,055	335,246
Long-Term Portion
Maintenance contracts			1,000
Customer Deposit [Member]
Current Portion
Deferred Revenue, Current		12,465	122,500
Fully Deferred Systems, Installation and Acceptance Revenue [Member]
Current Portion
Deferred Revenue, Current			$ 69,346